REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of Disaggregated Revenue by Market Based on Location, Monetization Type and Product Type
The Group presents revenue as disaggregated by market based on the location of the end user as follows:

	Year ended December 31,
	2024	2023	2022
North America	55,500	60,755	35,923
UK and Ireland	39,179	31,347	28,151
Other Europe	22,463	10,994	8,909
Rest of the world	10,040	5,556	3,524
Total revenues	127,182	108,652	76,507
The Group presents disaggregated revenue by monetization type as follows:

	Year ended December 31,
	2024	2023	2022
Performance marketing	101,078	87,824	61,102
Subscription	8,367	7,652	6,438
Advertising & other	17,737	13,176	8,967
Total revenues	127,182	108,652	76,507

During the year ended December 31, 2024, performance marketing revenue was generated by the following categories: cost per acquisition 43%, revenue share 23% and hybrid 34%, compared to 58%, 13% and 29%, respectively, during the year ended December 31, 2023 and 59%, 14% and 27% during the year ended December 31, 2022.

The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type is as follows:

	Year ended December 31,
	2024	2023	2022
Casino	92,224	66,869	50,923
Sports	33,282	40,634	25,086
Other	1,676	1,149	498
Total revenues	127,182	108,652	76,507

Schedule of Significant Changes in Contract Assets and Contract Liabilities
The following table provides contract assets and contract liabilities from contracts with customers:

	As at December 31,
	2024	2023
Contract assets	252	116
Contract liabilities	(2,616)	(2,207)
Below is the carrying amount of the Group’s contract liability and the movements during the year ended December 31, 2024 and 2023:

	2024	2023
As at January 1	2,207	1,692
Amounts included in contract liabilities that was recognized as revenue during the year	(4,836)	(4,066)
Cash received in advance of performance during the year	5,245	4,581
As at December 31	2,616	2,207